SUMMARY OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other current payables [abstract]
Trade payables	$ 401	$ 290
Amounts due to related parties (Note 10)	33	28
Accrued liabilities	46	44
Trade payables and accrued liabilities	$ 480	$ 362